Long term debt	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Long term debt
Long term debt
a) Long term debt is as follows:

Current:
	December 31, 2013	December 31, 2012
Credit facilities (note 15(b))	$—	$12,855
Capital lease obligations (note 15(c))	14,996	13,055
	$14,996	$25,910
Long term:
	December 31, 2013	December 31, 2012
Credit facilities (note 15(b))	$—	$49,433
Capital lease obligations (note 15(c))	28,299	36,492
Series 1 Debentures (note 15(d))	75,000	225,000
	$103,299	$310,925

b) Credit Facilities

	December 31, 2013	December 31, 2012
Term A Facility	$—	$18,139
Term B Facility	—	9,107
Total Term Facilities	$—	$27,246
Revolving Facility	—	35,042
Total credit facilities	$—	$62,288
Less: current portion of Term Facilities	—	(12,855)
	$—	$49,433

During the year ended December 31, 2013, the Company repaid the balance of the Term A and B Facilities under the Fourth Amending Agreement with net proceeds from asset sales. On October 9, 2013 the Company signed a three year Fifth Amended and Restated Credit Agreement (the "Facility") with its existing banking syndicate, replacing the Fourth Amended and Restated Credit Agreement. The Facility provides for a 1.5% lower interest rate and increased borrowing flexibility by securing the facility through a combination of working capital and equipment. The Facility allows borrowing of up to $85.0 million, broken into two tranches. Tranche A will support both borrowing under the Revolving Facility and letters of credit up to $60.0 million and Tranche B will allow up to $25.0 million in letters of credit.
As of December 31, 2013, there were $nil outstanding borrowings under Tranche A of the Revolving Facility and there were $3.1 million of issued and undrawn letters of credit under Tranche B of the Revolving Facility. As of December 31, 2012, the Company had outstanding borrowings of $27.2 million under the Term Facilities and $35.0 million under the Revolving Facility and had issued $3.1 million in letters of credit under the Revolving Facility to support performance guarantees associated with customer contracts. At December 31, 2013, the Company's unused borrowing availability under the Revolving Facility was $60.0 million.
The amended Facility provides a borrowing base, determined by the value of receivables and equipment, which reduces financial covenants to a Senior Leverage Ratio, which is to be maintained at less than 2.00 to 1.00 and a Fixed Charge Cover Ratio, which must be maintained at greater than 1.20 to 1.00. As at December 31, 2013, the Company was in compliance with the covenants.
Interest on Canadian prime rate loans is paid at variable rates based on the Canadian prime rate plus the applicable pricing margin (as defined in the credit agreement). Interest on US base rate loans is paid at a rate per annum equal to the US base rate plus the applicable pricing margin. Interest on Canadian prime rate and US base rate loans is payable monthly in arrears. Stamping fees and interest related to the issuance of Bankers’ Acceptances is paid in advance upon the issuance of such Bankers’ Acceptance.
c) Capital lease obligations
The Company’s capital leases primarily relate to heavy equipment and licensed motor vehicles. The minimum lease payments due in each of the next five fiscal years are as follows:

2014	$17,249
2015	16,176
2016	11,735
2017	2,241
Subtotal:	$47,401
Less: amount representing interest	(4,106)
Present value of minimum lease payments	$43,295
Less: current portion	(14,996)
Long term portion	$28,299

d) Series 1 Debentures
On April 7, 2010, the Company issued $225.0 million of 9.125% Series 1 Debentures (the “Series 1 Debentures”). The Series 1 Debentures mature on April 7, 2017. The Series 1 Debentures bear interest at 9.125% per annum, payable in equal instalments semi-annually in arrears on April 7 and October 7 in each year.
The Series 1 Debentures are unsecured senior obligations and rank equally with all other existing and future unsecured senior debt and senior to any subordinated debt that may be issued by the Company or any of its subsidiaries. The Series 1 Debentures are effectively subordinated to all secured debt to the extent of collateral on such debt.
The Series 1 Debentures are redeemable at the option of the Company, in whole or in part, at any time on or after: April 7, 2014 at 103.042% of the principal amount; April 7, 2015 at 101.520% of the principal amount; April 7, 2016 and thereafter at 100% of the principal amount; plus, in each case, interest accrued to the redemption date.
If a change of control occurs, the Company is required to offer to purchase all or a portion of each debenture holder’s Series 1 Debentures, at a purchase price in cash equal to 101% of the principal amount of the Series 1 Debentures offered for repurchase plus accrued interest to the date of purchase.
The Company made an offer to purchase $170.0 million of the Series 1 Debentures at par plus accrued and unpaid interest (the "Net Proceeds Offer") amount. The offer expired on August 21, 2013, pursuant to which $8.1 million of aggregate principal amount of notes were tendered to the offer and $0.3 million in accrued and unpaid interest was paid. Subsequent to the Net Proceeds Offer, the Company redeemed $150.0 million of the Series 1 Debentures, less the amount of Series 1 Debentures tendered under the Net Proceeds Offer. Holders of record at the close of business on August 23, 2013 had their Series 1 Debentures redeemed on a pro rata basis for 104.563% of the principal amount, plus accrued and unpaid interest. On August 27, 2013, the Company redeemed $141.9 million of aggregate principal amount of notes, paid $5.0 million of accrued and unpaid interest and recorded a loss on debt extinguishment of $6.5 million.